Components of Indebtedness (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Debt Instrument [Line Items]
Long-term Debt, Current	$ 0	$ 0
Less: unamortized debt issuance costs on the Convertible Debentures and Senior Secured Notes	(4,036)	(3,153)
Long-term debt , net	291,347	269,672
Convertible Debentures
Debt Instrument [Line Items]
Long-term Debt, Current	0	0
Long Term	123,295	117,696
Senior Secured Notes
Debt Instrument [Line Items]
Long-term Debt, Current	0	0
Long Term		35,000
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Long-term Debt, Current	0	0
Long Term	$ 172,088	$ 120,129